Equity, Financial Assets at FVOCI Reserve (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at FVOCI reserve [Abstract]
Revaluation - gross	$ 42,698	$ (5,747)	$ 591
Deferred tax	(26,285)	(16,481)	(3,971)
Financial Assets at FVOCI Reserve [Member]
Financial assets at FVOCI reserve [Abstract]
Beginning balance	(895)	0	0
Revaluation - gross	(4,986)	(895)	0
Deferred tax	0	0	0
Ending balance	$ (5,881)	$ (895)	$ 0